SHARE-BASED COMPENSATION - Restricted Shares Plan (Details) - Restricted shares $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2020 USD ($)
Shares awarded number
Granted	6,067,400
Outstanding at end	6,067,400
Weighted-average grant date fair value per share
Granted | $ / shares	$ 4.6827
Outstanding at end | $ / shares	$ 4.6827
Unrecognized compensation expenses related to the restricted shares	$ 219,251			$ 28,281
Unrecognized compensation expenses related to the restricted shares expected to be recognized over a weighted-average period	4 years 11 months 23 days
2019 Share Incentive Plan
Shares awarded number
Granted	6,067,400	0	0